Changes to accounting policies (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations
The impact of the change in accounting policy to IFRS 16 discussed above on the comparatives to these financial statements is disclosed in the following tables.

Impact on Consolidated Statement of Financial Position	Original As at January 31, 2019	Adjusted As at January 31, 2019	Impact
	£000	£000	£000
Non-current assets
Property, plant and equipment	616	1,540	924
Current assets
Trade and other receivables	13,547	13,491	(56)
Non-current liabilities
Lease liabilities	—	(647)	(647)
Current liabilities
Trade and other payables	(8,865)	(8,733)	132
Lease liabilities	—	(358)	(358)
Equity
Accumulated losses reserve	(76,092)	(76,097)	(5)

Changes to accounting policies (continued)

Impact on the Consolidated	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Comprehensive Income	£000	£000	£000
Operating expenses
Research and development	(39,174)	(39,182)	(8)
General and administration	(12,342)	(12,328)	14
Operating profit	2,667	2,673	6
Finance costs	(424)	(467)	(43)
Profit for the period	7,527	7,490	(37)

Impact on the Consolidated	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Cash Flows	£000	£000	£000
Profit before income tax	5,031	4,994	(37)
Adjusted for:
Finance costs	424	467	43
Depreciation	309	644	335
Increase in trade and other receivables	(2,218)	(2,210)	8
Decrease in trade and other payables	93	68	(25)
Financing activities
Repayment of lease liabilities	—	(281)	(281)
Repayment of lease interest	—	(43)	(43)
Impact on net cash flows			—

Impact on Consolidated Statement of Financial Position	Original As at January 31, 2018	Adjusted As at February 1, 2018	Impact
	£000	£000	£000
Non-current assets
Property, plant and equipment	809	2,067	1,258
Current assets
Trade and other receivables	11,134	11,087	(47)
Non-current liabilities
Lease liabilities	—	(962)	(962)
Current liabilities
Trade and other payables	(8,932)	(8,825)	107
Lease liabilities	—	(324)	(324)
Equity
Accumulated losses reserve	(93,957)	(93,925)	32

Changes to accounting policies (continued)

Impact on the Consolidated	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Comprehensive Income	£000	£000	£000
Operating expenses
Research and development	(28,970)	(28,979)	(9)
General and administration	(11,999)	(11,935)	64
Operating loss	(25,884)	(25,829)	55
Finance costs	(1,164)	(1,187)	(23)
Loss for the period	(20,190)	(20,158)	32

Impact on the Consolidated	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Cash Flows	£000	£000	£000
Loss before income tax	(23,952)	(23,920)	32
Adjusted for:
Finance costs	1,164	1,187	23
Depreciation	140	294	154
Increase in trade and other receivables	(8,993)	(8,946)	47
Increase in trade and other payables	3,375	3,268	(107)
Financing activities
Repayment of lease liabilities	—	(128)	(128)
Repayment of lease interest	—	(21)	(21)
Impact on net cash flows			—
During the period ended December 31, 2019, the following additional new standards, amendments to standards or interpretations became effective for the Group for the first time. The adoption of these interpretations, standards or amendment to standards were either not relevant for the Group or have not led to any significant impact on the Group’s financial statements.

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments to IFRS 9 Financial Instruments, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

Changes to accounting policies (continued)
At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IFRS 3 Business Combinations, Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8, Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7, Interest Rate Benchmark Reform	January 1, 2020